UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549	OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2010
Estimated average burden
hours per response: 10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21417

NFJ Dividend, Interest & Premium Strategy Fund

(Registrant Name)

1345 Avenue of the Americas New York, New York	10105

(Address of Principal Executive Offices)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	January 31, 2011

Date of Reporting Period:	April 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2010 (unaudited)

Shares (000)		Value*

COMMON STOCK — 72.6%
	Aerospace & Defense—1.4%
290	Lockheed Martin Corp.	$24,652,056

	Capital Markets—1.7%
200	Goldman Sachs Group, Inc.	29,040,000

	Chemicals—0.3%
65	Lubrizol Corp.	5,872,100

	Commercial Services & Supplies—1.3%
400	RR Donnelley & Sons Co. (a)	8,596,000
400	Waste Management, Inc.	13,872,000

		22,468,000

	Communications Equipment—0.6%
200	Harris Corp.	10,296,000

	Diversified Financial Services—0.6%
236	JP Morgan Chase & Co.	10,048,327

	Diversified Telecommunication Services—7.6%
1,200	AT&T, Inc. (a)	31,272,000
500	CenturyTel, Inc.	17,055,000
950	Verizon Communications, Inc. (a)	27,445,500
5,000	Windstream Corp. (a)	55,250,000

		131,022,500

	Electric Utilities—1.3%
275	Edison International (a)	9,451,750
152	Entergy Corp.	12,336,083

		21,787,833

	Energy Equipment & Services—4.0%
560	Diamond Offshore Drilling, Inc. (a)	44,296,000
810	Halliburton Co.	24,826,500

		69,122,500

	Food & Staples Retailing—0.5%
600	SUPERVALU, Inc.	8,940,000

	Food Products—1.1%
633	Kraft Foods, Inc.—Cl. A (a)	18,748,640

	Health Care Equipment & Supplies—0.5%
200	Medtronic, Inc. (a)	8,738,000

	Household Durables—0.7%
200	Stanley Black & Decker, Inc.	12,430,000

	Household Products—1.6%
450	Kimberly-Clark Corp.	27,567,000

	Industrial Conglomerates—2.4%
150	3M Co.	13,300,500
1,439	General Electric Co. (a)	27,137,975

		40,438,475

	Insurance—6.6%
700	Allstate Corp. (a)	22,869,000
1,104	Lincoln National Corp. (a)	33,759,124
680	MetLife, Inc.	30,992,622
490	Travelers Cos, Inc.	24,862,600
19	XL Capital Ltd.—Cl. A	342,294

		112,825,640

	Leisure Equipment & Products—1.4%
1,000	Mattel, Inc. (a)	23,050,000

	Machinery—1.6%
400	Caterpillar, Inc.	27,236,000

	Media—1.4%
1,501	CBS Corp. —Cl. B	24,324,726

	Metals & Mining—1.4%
325	Freeport-McMoRan Copper & Gold, Inc. (a)	24,547,250

	Multi-Utilities—1.1%
745	Ameren Corp. (a)	19,340,200

	Office Electronics—1.4%
2,125	Xerox Corp. (a)	23,162,500

	Oil, Gas & Consumable Fuels—14.7%
350	Cenovus Energy, Inc.	10,255,000
1,100	Chesapeake Energy Corp.	26,180,000
361	Chevron Corp. (a)	29,424,272
975	ConocoPhillips (a)	57,710,250
500	EnCana Corp.	16,535,000
900	Marathon Oil Corp. (a)	28,935,000
550	Royal Dutch Shell PLC —Cl. A - ADR (a)	34,512,500
900	Total SA - ADR (a)	48,942,000

		252,494,022

	Pharmaceuticals—6.4%
1,300	GlaxoSmithKline PLC - ADR (a)	48,477,000
169	Johnson & Johnson	10,842,137
3,000	Pfizer, Inc. (a)	50,160,000

		109,479,137

	Real Estate Investment Trust—2.7%
2,700	Annaly Capital Management, Inc.	45,765,000

	Semi-conductors & Semi-conductor Equipment—0.5%
400	Intel Corp. (a)	9,132,000

	Specialty Retail—0.3%
150	Home Depot, Inc.	5,287,500

	Textiles, Apparel & Luxury Goods—0.8%
150	VF Corp.	12,963,000

	Thrifts & Mortgage Finance—3.7%
2,000	Hudson City Bancorp, Inc. (a)	26,600,000
2,200	New York Community Bancorp, Inc. (a)	36,234,000

		62,834,000

	Tobacco—3.0%
1,300	Altria Group, Inc. (a)	27,547,000
450	Reynolds American, Inc. (a)	24,039,000

		51,586,000

	Total Common Stock (cost-$1,461,265,133)	1,245,198,406

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2010 (unaudited)

Shares (000)		Credit Rating (Moody’s/S&P)	Value*

CONVERTIBLE PREFERRED STOCK — 14.3%
	Airlines—0.1%
56	Continental Airlines Finance Trust II, 6.00%, 11/15/30	Caa1/CCC	$1,689,281

	Banks—0.5%
147	Barclays Bank PLC, 10.00%, 3/15/11 (Teva Pharmaceuticals Industries Ltd.) (h)	A1/A+	8,672,428

	Capital Markets—0.2%
	Lehman Brothers Holdings, Inc. (c)(g)(h),
630	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.)	WR/NR	2,028,488
98	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.)	WR/NR	1,331,778

			3,360,266

	Commercial Banks—1.0%
47	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (i)	Ba1/BB	7,042,500
10	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (i)	Ba1/A-	9,514,900

			16,557,400

	Commercial Services & Supplies—0.5%
74	Avery Dennison Corp., 7.875%, 11/15/20	NR/BB+	2,979,880
161	United Rentals, Inc., 6.50%, 8/1/28	Caa2/CCC	5,419,005

			8,398,885

	Consumer Finance—0.6%
16	SLM Corp., 7.25%, 12/15/10	Ba3/BB-	10,271,196

	Diversified Financial Services—4.9%
74	AMG Capital Trust I, 5.10%, 4/15/36	NR/BB	3,619,063
	Bank of America Corp.,
10	7.25%, 1/30/13, Ser. L (i)	Ba3/BB	9,328,905
189	10.00%, 2/3/11, Ser. GILD (Gilead Sciences Inc.) (h)	A2/A	7,655,351
134	10.00%, 2/24/11, Ser. SLB (Schlumberger Ltd.) (h)	NR/NR	9,004,145
74	Citigroup, Inc., 7.50%, 12/15/12	NR/NR	9,756,657
	Credit Suisse Securities USA LLC (h),
367	10.00%, 9/1/10 (Bristol-Myers Squibb Co.)	Aa2/A	8,311,032
239	10.00%, 9/9/10 (Merck & Co., Inc.)	Aa2/A	7,526,410
879	10.00%, 1/22/11 (Ford Motor Co.)	Aa2/A	10,297,485
	JP Morgan Chase & Co. (h),
577	10.00%, 1/14/11 (EMC Corp.)	Aa3/A+	10,226,799
518	10.00%, 1/20/11 (Symantec Corp.)	Aa3/A+	8,719,977

			84,445,824

	Electric Utilities—0.2%
53	FPL Group, Inc., 8.375%, 6/1/12	NR/NR	2,769,250

	Food Products—0.8%
99	Archer-Daniels-Midland Co., 6.25%, 6/1/11	NR/BBB+	3,935,052
	Bunge Ltd.,
96	4.875%, 12/1/11 (i)	Ba1/BB	8,169,516
4	5.125%, 12/1/10	NR/BB	2,132,000

			14,236,568

	Household Durables—0.9%
98	Newell Financial Trust I, 5.25%, 12/1/27 (i)	WR/BB	3,778,940
11	Stanley Works, 5.125%, 5/17/12, FRN	Baa1/BBB+	11,011,262

			14,790,202

	Insurance—1.1%
460	American International Group, Inc., 8.50%, 8/1/11	Ba2/NR	4,534,448
66	Assured Guaranty Ltd., 8.50%, 6/1/12	NR/NR	5,886,540
347	XL Capital Ltd., 10.75%, 8/15/11	Baa2/BBB-	9,289,665

			19,710,653

	Media—0.2%
4	Interpublic Group of Cos, 5.25%, 10/15/10 (i)	NR/CCC+	3,843,273

	Metals & Mining—0.5%
82	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10	NR/BB	8,601,853

	Multi-Utilities—0.6%
244	AES Trust III, 6.75%, 10/15/29	B3/B	11,082,140

	Oil, Gas & Consumable Fuels—0.7%
45	ATP Oil & Gas Corp., 8.00%, 10/1/14 (e)(f)(i)	NR/NR	4,882,075
85	Chesapeake Energy Corp., 5.00%, 11/15/10 (a)(i)	NR/B	7,284,463

			12,166,538

	Pharmaceuticals—0.6%
39	Merck & Co., Inc., 6.00%, 8/13/10	A2/A-	9,598,179

	Real Estate Investment Trust—0.9%
177	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (i)	NR/NR	4,089,384
602	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (b)	Caa3/C	11,897,400

			15,986,784

	Total Convertible Preferred Stock (cost-$279,958,953)		246,180,720

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2010 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*

CONVERTIBLE BONDS & NOTES — 11.5%
	Aerospace & Defense—0.1%
$1,500	Triumph Group, Inc., 2.625%, 10/1/26	NR/NR	$2,205,000

	Auto Components—0.2%
2,200	BorgWarner, Inc., 3.50%, 4/15/12	NR/BBB	3,148,750

	Communications Equipment—0.1%
1,300	Finisar Corp., 5.00%, 10/15/29	NR/NR	2,068,625

	Computers & Peripherals—0.6%
8,125	Maxtor Corp., 2.375%, 8/15/12	NR/B	9,506,250

	Diversified Consumer Services—0.3%
3,435	Coinstar, Inc., 4.00%, 9/1/14	NR/BB	4,547,081

	Diversified Telecommunication Services—0.4%
6,495	tw telecom, Inc., 2.375%, 4/1/26	B3/B-	7,347,469

	Electrical Equipment—1.6%
9,780	EnerSys, 3.375%, 6/1/38 (d)	B2/BB	9,364,350
7,510	General Cable Corp., 0.875%, 11/15/13	Ba3/B+	6,787,162
13,315	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	11,667,269
1,000	SunPower Corp., 4.75%, 4/15/14	NR/NR	888,750

			28,707,531

	Energy Equipment & Services—0.3%
6,480	Hornbeck Offshore Services, Inc., 1.625%, 11/15/26 (d)	NR/BB-	5,710,824

	Food Products—0.3%
3,680	Tyson Foods, Inc., 3.25%, 10/15/13	NR/BB	4,793,200

	Health Care Equipment & Supplies—0.2%
3,000	Inverness Medical Innovations, Inc., 3.00%, 5/15/16	NR/B-	3,198,750

	Hotels, Restaurants & Leisure—0.9%
4,495	International Game Technology, 3.25%, 5/1/14 (e)(f)	Baa2/BBB	5,747,981
1,402	Mandalay Resort Group, 1.021%, 3/21/33, FRN (c)(g)(j)	Caa1/CCC+	1,513,970
7,955	MGM Mirage, 4.25%, 4/15/15 (e)(f)	Caa1/CCC+	8,700,781

			15,962,732

	Household Durables—0.5%
6,820	Lennar Corp., 2.00%, 12/1/20 (e)(f)	B3/BB-	6,869,019
750	Newell Rubbermaid, Inc., 5.50%, 3/15/14	NR/BBB-	1,555,313

			8,424,332

	Internet Software & Services—0.3%
4,200	Equinix, Inc., 2.50%, 4/15/12	NR/B-	4,536,000

	IT Services—0.6%
7,655	Alliance Data Systems Corp., 1.75%, 8/1/13	NR/NR	8,458,775
2,540	DST Systems, Inc., 4.125%, 8/15/23, FRN	NR/NR	2,635,250

			11,094,025

	Machinery—0.5%
6,035	AGCO Corp., 1.25%, 12/15/36	NR/BB+	6,585,694
790	Titan International, Inc., 5.625%, 1/15/17 (e)(f)	NR/NR	1,115,875

			7,701,569

	Media—0.2%
3,765	Liberty Media LLC, 3.125%, 3/30/23	B1/BB-	4,169,738

	Metals & Mining—0.5%
4,350	United States Steel Corp., 4.00%, 5/15/14	Ba2/BB	8,096,437

	Oil, Gas & Consumable Fuels—0.6%
9,675	Peabody Energy Corp., 4.75%, 12/15/41	Ba3/B+	10,630,406

	Pharmaceuticals—0.6%
5,975	Biovail Corp., 5.375%, 8/1/14 (e)(f)	NR/NR	7,752,562
2,000	Valeant Pharmaceuticals International, 4.00%, 11/15/13	NR/B	2,935,000

			10,687,562

	Real Estate Investment Trust—1.0%
2,950	Boston Properties LP, 3.75%, 5/15/36	NR/A-	3,178,625
4,900	Digital Realty Trust LP, 4.125%, 8/15/26 (e)(f)	NR/NR	8,997,625
5,000	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB-	5,450,000

			17,626,250

	Road & Rail—0.2%
1,500	Hertz Global Holdings, Inc., 5.25%, 6/1/14	NR/CCC+	2,859,375

	Semiconductors & Semiconductor Equipment—0.4%
6,785	Advanced Micro Devices, Inc., 5.75%, 8/15/12	NR/B-	6,852,850

	Software—0.8%
5,000	Lawson Software, Inc., 2.50%, 4/15/12	NR/NR	4,987,500
7,500	Nuance Communications, Inc., 2.75%, 8/15/27	NR/B-	8,568,750

			13,556,250

	Thrifts & Mortgage Finance—0.3%
3,000	MGIC Investment Corp., 5.00%, 5/1/17	NR/CCC+	3,352,500
1,000	The PMI Group, Inc., 4.50%, 4/15/20	NR/CCC+	958,750

			4,311,250

	Total Convertible Bonds & Notes (cost-$179,719,721)		197,742,256

SHORT-TERM INVESTMENTS — 2.7%
	Time Deposits—2.7%
22,195	BNP Paribas, Paris, 0.03%, 5/3/10,		22,195,157
23,356	Societe Generale, Paris, 0.03%, 5/3/10,		23,356,466

	Total Short Term Investments (cost-$45,551,623)		45,551,623

	Total Investments, before call options written (cost-$1,966,495,430)—101.1%		1,734,673,005

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2010 (unaudited)

Contracts		Value*

CALL OPTIONS WRITTEN (b) — (1.0)%
	iShares Dow Jones U.S. Real Estate Index,
6,000	strike price $52, expires 5/21/10	$(1,239,000)
	Morgan Stanley Cyclical Flex Index,
350	strike price $925, expires 5/7/10	(659,855)
350	strike price $955, expires 5/28/10	(548,730)
350	strike price $975, expires 6/11/10	(472,080)
	Morgan Stanley Cyclical Index,
350	strike price $940, expires 5/21/10	(742,000)
	NASDAQ 100 Index,
50	strike price $1975, expires 5/21/10	(268,500)
50	strike price $2000, expires 5/21/10	(190,750)
	New York Stock Exchange Arca Mini Oil Flex Index,
6,000	strike price $56, expires 5/7/10	(106,200)
6,000	strike price $57, expires 5/28/10	(279,600)
6,000	strike price $57, expires 6/4/10	(279,600)
6,000	strike price $57, expires 6/11/10	(279,600)
	New York Stock Exchange Arca Mini Oil Index,
6,000	strike price $55, expires 5/21/10	(660,000)
17,000	strike price $57.50, expires 6/18/10	(1,232,500)
1,000	strike price $60, expires 6/18/10	(25,000)
	Philadelphia Stock Exchange KBW Bank Flex Index,
6,000	strike price $54, expires 5/14/10	(1,387,200)
3,500	strike price $59, expires 6/4/10	(199,500)
5,000	strike price $60.50, expires 6/11/10	(202,500)
	Philadelphia Stock Exchange KBW Bank Index,
12,000	strike price $55, expires 5/21/10	(2,520,000)
	Standard & Poor’s 500 Flex Index,
300	strike price $1175, expires 5/14/10	(1,247,115)
300	strike price $1207, expires 6/4/10	(487,080)
300	strike price $1210, expires 5/28/10	(532,638)
300	strike price $1215, expires 6/11/10	(456,420)
300	strike price $1217, expires 6/4/10	(501,123)
	Standard & Poor’s 500 Index,
650	strike price $1185, expires 5/21/10	(1,355,250)
250	strike price $1205, expires 5/21/10	(272,500)
300	strike price $1220, expires 6/18/10	(453,000)
600	strike price $1225, expires 6/18/10	(798,000)

	Total Call Options Written (premiums received-$15,334,263)	(17,395,741)

	Total Investments, net of call options written (cost-$1,951,161,167)—100.1%	1,717,277,264

	Other liabilities in excess of other assets—(0.1)%	(1,872,416)

	Net Assets—100.0%	$1,715,404,848

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2010 (unaudited)

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	All or partial amount segregated as collateral for call options written.
(b)	Non-income producing.
(c)	In default.
(d)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(e)	Private Placement. Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $44,065,918, representing 2.57% of net assets.
(f)

144A security—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(g)	Fair-valued—Securities with an aggregate value of $4,874,236 representing 0.28% of net assets.
(h)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer. Such entity is identified in the parenthetical.

(i)	Perpetual maturity: Maturity date shown is the first call date.
(j)	Variable rate security. Interest rate disclosed reflects the rate in effect on April 30, 2010.

Glossary:
ADR — American Depositary Receipt
FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on April 30, 2010.
NR — Not Rated
WR — Withdrawn Rating

Other Investments:
Transactions in call options written for the three months ended April 30, 2010

	Contracts	Premiums
Options outstanding, January 31, 2010	105,650	$15,703,026
Options written	144,350	26,205,614
Options terminated in closing purchase transactions	(103,850)	(15,128,617)
Options expired	(60,850)	(11,445,760)

Options outstanding, April 30, 2010	85,300	$15,334,263

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2010 (unaudited)

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 — quoted prices in active markets for identical investments that the Fund have the ability to access
•

Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended April 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at April 30, 2010 in valuing the Fund’s assets and liabilities were:

	Level 1- Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Value at 4/30/2010

Investments in Securities - Assets
Common Stock	$1,245,198,406	—	—	$1,245,198,406
Convertible Preferred Stock:
Banks	—	$8,672,428	—	8,672,428
Capital Markets	—	—	$3,360,266	3,360,266
Commercial Services & Supplies	5,419,005	2,979,880	—	8,398,885
Diversified Financial Services	22,704,625	61,741,199	—	84,445,824
All Other	141,303,317	—	—	141,303,317
Convertible Bonds & Notes:
Hotels, Restaurants & Leisure	—	14,448,762	1,513,970	15,962,732
Household Durables	6,869,019	1,555,313	—	8,424,332
All Other	—	173,355,192	—	173,355,192
Short-Term Investments	—	45,551,623	—	45,551,623

Total Investments in Securities - Assets	$1,421,494,372	$308,304,397	$4,874,236	$1,734,673,005

Investments in Securities - Liabilities
Call Options Written, at Value:
Market price	$(9,756,500)	$(7,639,241)	—	$(17,395,741)

Total Investments	$1,411,737,872	$300,665,156	$4,874,236	$1,717,277,264

There were no significant transfers into and out of Levels 1 and 2 during the three months ended April 30, 2010.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended April 30, 2010, were as follows:

	Beginning Balance 1/31/10	Net Purchases (Sales) and Settlements	Total Change in Unrealized Appreciation / Depreciation	Ending Balance 4/30/10

Investments in Securities - Assets
Convertible Preferred Stock
Capital Markets	$3,360,266	—	—	$3,360,266
Convertible Bonds & Notes
Hotels, Restauraunts & Leisure	1,513,970	—	—	1,513,970

Total Investments	$4,874,236	—	—	$4,874,236

There was no change in unrealized appreciation/depreciation of investments which the Fund held at April 30, 2010.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

          (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: NFJ Dividend, Interest & Premium Strategy Fund

By: /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 15, 2010

By: /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 15, 2010

By: /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 15, 2010